Other Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Other short-term borrowings balance	$ 8,983	$ 2,690
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Other short-term borrowings balance	7,000	0
Short-term Debt, Weighted Average Interest Rate	0.14%	0.00%
Other short-term borrowings rates	0.14%	0.00%
Master Notes
Short-term Debt [Line Items]
Other short-term borrowings balance	1,710	1,355
Short-term Debt, Weighted Average Interest Rate	0.40%	0.40%
Other short-term borrowings rates	0.40%	0.40%
Dealer Collateral
Short-term Debt [Line Items]
Other short-term borrowings balance	265	1,005
Short-term Debt, Percentage Bearing Variable Interest Rate
U.S. government notes
Short-term Debt [Line Items]
Other short-term borrowings balance	0	124
Short-term Debt, Weighted Average Interest Rate	0.00%	0.00%
Other short-term borrowings rates	0.00%	0.00%
Commercial Paper
Short-term Debt [Line Items]
Other short-term borrowings balance	0	99
Short-term Debt, Weighted Average Interest Rate	0.00%	0.51%
Other short-term borrowings rates	0.00%	0.51%
Federal Funds Purchased
Short-term Debt [Line Items]
Other short-term borrowings balance	0	75
Short-term Debt, Weighted Average Interest Rate	0.00%	0.35%
Other short-term borrowings rates	0.00%	0.35%
Other Short-term Borrowings
Short-term Debt [Line Items]
Other short-term borrowings balance	$ 8	$ 32
Short-term Debt, Weighted Average Interest Rate	2.70%
Other short-term borrowings rates	2.70%
Short-term Debt, Percentage Bearing Variable Interest Rate